Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Emerging Markets ex-China Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 8.2%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 44,757 $ 253,944
ERO Copper Corp.
(a)
........... 7,897 264,925
Ez Tec Empreendimentos e
Participacoes S/A ........... 75,023 214,973
Lojas Renner SA
(a)
............. 38,928 110,879
Rede D'Or Sao Luiz SA
(b) (c)
....... 32,887 264,271
XP, Inc. , Class A .............. 13,392 261,278
1,370,270
Canada — 3.1%
Kinross Gold Corp. ............. 5,918 186,772
Pan American Silver Corp. ........ 5,889 321,540
508,312
Chile — 0.5%
Sociedad Quimica y Minera de Chile
SA , ADR
(a)
................ 976 74,996
Greece — 1.3%
Alpha Bank SA ............... 46,837 224,207
Hungary — 2.2%
OTP Bank Nyrt. ............... 2,906 365,668
India — 14.0%
Apollo Hospitals Enterprise Ltd. .... 2,240 169,634
Axis Bank Ltd. , GDR
(c)
.......... 881 65,284
Bharti Airtel Ltd. ............... 7,018 150,515
Britannia Industries Ltd. ......... 1,172 74,668
CG Power & Industrial Solutions Ltd. . 11,558 73,636
Godrej Properties Ltd.
(a)
......... 5,454 93,622
HDFC Bank Ltd. .............. 28,318 286,331
HDFC Life Insurance Co. Ltd.
(b) (c)
... 28,512 226,775
ICICI Bank Ltd. ............... 6,454 95,149
ICICI Bank Ltd. , ADR ........... 2,742 80,313
KEC International Ltd. .......... 16,853 122,587
Mahindra & Mahindra Ltd. ........ 7,315 273,140
Mahindra & Mahindra Ltd. , GDR
(c)
... 2,321 87,734
Reliance Industries Ltd. ......... 13,478 204,797
UltraTech Cement Ltd. .......... 1,243 171,798
Varun Beverages Ltd. ........... 22,386 114,668
Vishal Mega Mart Ltd.
(a)
.......... 32,511 44,517
2,335,168
Indonesia — 1.6%
Aneka Tambang Tbk. ........... 129,400 31,856
Bank Central Asia Tbk. PT ........ 295,000 130,346
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 457,300 103,809
266,011
Malaysia — 2.3%
CIMB Group Holdings Bhd. ....... 85,900 187,152
Malayan Banking Bhd. .......... 65,100 194,836
381,988
Mexico — 2.5%
BBB Foods, Inc. , Class A
(a)
....... 2,015 70,303
Fomento Economico Mexicano SAB de
CV ..................... 3,642 38,012
Fomento Economico Mexicano SAB de
CV , ADR ................. 390 40,701
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 560 153,950
Grupo Financiero Banorte SAB de CV ,
Class O .................. 1,816 20,530
Security
Shares
Shares Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV .... 30,333 $ 96,262
419,758
Philippines — 0.7%
BDO Unibank, Inc. ............. 47,200 108,179
Poland — 3.2%
Bank Polska Kasa Opieki SA ...... 2,926 177,954
LPP SA .................... 21 115,973
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 2,801 72,856
Powszechny Zaklad Ubezpieczen SA 8,539 168,016
534,799
Republic of Turkiye — 2.5%
Akbank TAS ................. 112,422 240,478
Eldorado Gold Corp.
(a)
.......... 4,035 173,182
413,660
Saudi Arabia — 1.7%
Al Rajhi Bank ................ 4,864 138,898
Rabigh Refining & Petrochemical Co.
(a)
53,315 101,169
Saudi National Bank (The) ........ 3,666 43,847
283,914
Singapore — 0.5%
Sea Ltd. , ADR, Class A
(a)
......... 737 85,853
South Africa — 2.0%
Capitec Bank Holdings Ltd. ....... 897 240,839
Pepkor Holdings Ltd.
(b) (c)
......... 56,608 92,496
333,335
South Korea — 19.2%
Coupang, Inc. , Class A
(a)
......... 5,269 106,223
Hansol Chemical Co. Ltd. ........ 649 126,362
HD Hyundai Electric Co. Ltd. ...... 309 189,307
KB Financial Group, Inc. ......... 1,905 178,307
Kia Corp. ................... 2,038 216,850
Samsung Electronics Co. Ltd. ..... 6,388 705,713
Samsung Electronics Co. Ltd. , GDR
(b) (c)
44 121,128
Samsung SDI Co. Ltd.
(a)
......... 264 71,063
Sanil Electric Co. Ltd.
(a)
.......... 744 75,480
SK Hynix, Inc. ................ 1,381 862,265
SK Square Co. Ltd.
(a)
........... 1,371 536,680
3,189,378
Taiwan — 27.2%
Accton Technology Corp. ........ 9,000 314,669
Alchip Technologies Ltd. ......... 2,000 196,359
ASE Technology Holding Co. Ltd. ... 14,000 130,160
Delta Electronics, Inc. ........... 7,000 267,136
Elite Material Co. Ltd. ........... 4,000 216,970
MediaTek, Inc. ................ 5,000 277,353
President Chain Store Corp. ...... 11,000 74,692
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 49,000 2,709,501
Wiwynn Corp. ................ 3,000 336,276
4,523,116
Thailand — 0.7%
Krungthai Card PCL , NVDR ....... 128,000 116,399

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Emerging Markets ex-China Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
United Arab Emirates — 1.4%
Emaar Properties PJSC ......... 37,037 $ 151,507
Salik Co. PJSC ............... 51,600 89,641
241,148
Total Common Stocks — 94.8%
(Cost: $ 10,898,402 ) .............................. 15,776,159
Preferred Securities
Preferred Stocks — 1.6%
Brazil — 0.3%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
(a)
9,495 50,770
South Korea — 1.3%
Samsung Electronics Co. Ltd.
(Preference) ............... 2,804 227,127
Total Preferred Securities — 1.6%
(Cost: $ 138,089 ) ................................ 277,897
Total Long-Term Investments — 96 .4%
(Cost: $ 11,036,491 ) .............................. 16,054,056
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.57%
(d) (e)
.... 491,108 $ 491,108
Total Short-Term Securities — 3 .0%
(Cost: $ 491,108 ) ................................ 491,108
Total Investments — 99.4%
(Cost: $ 11,527,599 ) .............................. 16,545,164
Other Assets Less Liabilities — 0.6% ................... 100,526
Net Assets — 100.0% .............................. $ 16,645,690
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 59,192 $ — $ (59,180)
(b)
$ (15) $ 3 $ — — $ 351
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 393,540 97,568
(b)
— — — 491,108 491,108 20,617 —
iShares MSCI Philippines ETF
(a)
34,822 — (35,995) 3,711 (2,538) — — — —
$ 3,696 $ (2,535) $ 491,108 $ 20,968 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Emerging Markets ex-China Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Bank Ltd. ............. Goldman Sachs Bank USA USD 33,915 08/19/26 0.40% 1D FEDL01 Monthly $ 1,432
Emaar Properties PJSC ...... JPMorgan Chase Bank NA 27,804 02/09/26 0.95% 1D OBFR01 Monthly 712
FPT Corp. ............... JPMorgan Chase Bank NA 73,917 02/10/26 0.95% 1D OBFR01 Monthly 7,098
FPT Corp. ............... HSBC Bank plc 24,540 02/10/28 0.90% 1D OBFR01 Monthly 2,357
ICICI Bank Ltd. ............ JPMorgan Chase Bank NA 83,311 02/09/26 0.40% 1D OBFR01 Monthly (5,400)
Total long positions of equity swaps 6,199
Net dividends and financing fees (675)
Total equity swap contracts including dividends and financing fees $ 5,524
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,370,270 $ — $ — $ 1,370,270
Canada ............................................. 508,312 — — 508,312
Chile ............................................... 74,996 — — 74,996
Greece .............................................. — 224,207 — 224,207
Hungary ............................................. — 365,668 — 365,668
India ............................................... 242,715 2,092,453 — 2,335,168
Indonesia ............................................ — 266,011 — 266,011
Malaysia ............................................. — 381,988 — 381,988
Mexico .............................................. 419,758 — — 419,758
Philippines ........................................... — 108,179 — 108,179
Poland .............................................. — 534,799 — 534,799
Republic of Turkiye ...................................... 173,182 240,478 — 413,660
Saudi Arabia .......................................... 43,847 240,067 — 283,914
Singapore ............................................ 85,853 — — 85,853

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Emerging Markets ex-China Fund
5
Level 1 Level 2 Level 3 Total
South Africa ........................................... $ — $ 333,335 $ — $ 333,335
South Korea .......................................... 106,223 3,083,155 — 3,189,378
Taiwan .............................................. — 4,523,116 — 4,523,116
Thailand ............................................. — 116,399 — 116,399
United Arab Emirates .................................... 89,641 151,507 — 241,148
Preferred Securities
Brazil ............................................... 50,770 — — 50,770
South Korea .......................................... — 227,127 — 227,127
Short-Term Securities
Money Market Funds ...................................... 491,108 — — 491,108
$ 3,656,675 $ 12,888,489 $ — $ 16,545,164
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 11,599 $ — $ 11,599
Liabilities
Equity contracts ........................................... — (6,075) — (6,075)
$ — $ 5,524 $ — $ 5,524
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
SAB Special Assessment Bonds
Fair Value Hierarchy as of Period End (continued)